PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Summary of Prepayments, Other Receivables and Other Assets

	March 31, 2025	December 31, 2024
	US$’000	US$’000

Other collaboration receivables	159,688	112,656
Other receivables	954	780
Lease receivables	44	568
VAT recoverable	5,792	4,597
Prepayments	15,562	12,374
Total	182,040	130,975